Subsequent events (Details Narrative)	1 Months Ended
Mar. 28, 2024
Subsequent events
Description of TSX exchange agreement	On March 28, 2024, subject to receiving the final approval from the TSX Exchange, the Company closed a private placement for 15, 700,000 flow through common shares at a price of CAD$0.2625 per share for gross proceeds of CAD$4.1 million